CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.05	₪ 0.05
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	63,008,264	62,099,850
Ordinary shares, shares outstanding	42,554,602	41,698,876
Treasury shares	20,453,662	20,400,974